SECURITIES - Held to Maturity, Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 309,523	$ 339,436
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,294	7,350
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	149,915	156,305
Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	32,276	45,964
Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	958	954
AAA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	24,651	42,323
AAA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,294	7,350
AAA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	17,357	34,973
AAA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AAA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	116,264	101,112
AA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	116,264	101,112
AA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
A
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	6,240	8,478
A | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
A | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	2,740	3,473
A | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	3,500	5,005
A | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BBB
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	24,255	36,697
BBB | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BBB | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	441	652
BBB | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	23,814	36,045
BBB | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	1,983	1,963
BB | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	1,983	1,963
BB | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
Non-rated
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	17,050	20,000
Non-rated | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
Non-rated | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	13,113	16,095
Non-rated | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	2,979	2,951
Non-rated | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	958	954
Credit Rated and Non-rated Securities HTM
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 190,443	$ 210,573